UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

ONE IRON STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 97.5% †

Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,115,000	$2,326,225	(a)
5.00%	12/01/27	385,000	416,378
			2,742,603
Arizona – 2.0%
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,020,640
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,404,390	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21 - 01/01/38	9,500,000	10,261,980
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,033,250	(a)
University of Arizona
5.00%	06/01/46	5,000,000	5,556,900
			28,277,160
Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,580,000	4,013,041
California – 10.3%
Bay Area Toll Authority
4.00%	04/01/47	5,000,000	5,108,500
California Educational Facilities Authority
5.25%	10/01/39	5,000,000	5,000,000	(a)
6.13%	10/01/36	735,000	824,376	(a)
6.13%	10/01/36	765,000	852,103
California Health Facilities Financing Authority
4.00%	11/15/41	1,000,000	1,016,630
5.50%	08/15/26	5,000,000	5,341,350	(a)
6.00%	07/01/39	5,000,000	5,155,750	(a)
6.50%	10/01/33	3,500,000	3,500,000	(a)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	16,536,617
5.00%	12/01/21	5,000	5,469	(c)
5.00%	12/01/29	30,000	34,798	(a)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,629,360
5.13%	10/01/31	2,000,000	2,169,380
5.25%	09/01/29	10,160,000	11,439,144
6.00%	04/01/26	8,475,000	8,656,789	(a,d)
California State University
4.00%	11/01/45	5,900,000	6,114,701
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,207,920
Marin Healthcare District
4.00%	08/01/47	2,500,000	2,567,350
San Diego Community College District
5.00%	08/01/41	10,000,000	10,879,000	(a)
San Francisco City & County Airport Commission-San Francisco International Airport
5.00%	05/01/48	7,500,000	8,441,325
State of California
5.00%	02/01/31 - 08/01/46	19,220,000	21,046,631
5.25%	04/01/35 - 11/01/40	12,750,000	13,667,077
University of California
5.00%	05/15/38	4,000,000	4,411,560
			142,605,830
Colorado – 2.1%
Colorado Health Facilities Authority
5.00%	06/01/47	1,750,000	1,871,695
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,887,309
Regional Transportation District
4.25%	11/01/36	3,405,000	3,793,442
5.00%	11/01/27 - 11/01/34	16,760,000	19,431,757
5.38%	06/01/31	2,500,000	2,619,250
			29,603,453

		Principal Amount	Fair Value
Connecticut – 6.2%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	$6,775,000	$7,123,303	(a)
5.00%	07/01/46	6,500,000	7,055,165
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,456,413
State of Connecticut
5.00%	01/01/22 - 05/01/37	17,600,000	19,384,802
State of Connecticut Special Tax Revenue
4.00%	09/01/36	5,000,000	5,077,950
5.00%	11/01/26 - 01/01/36	40,250,000	43,189,965
Town of Fairfield
5.00%	08/01/21	1,000,000	1,082,420
			85,370,018
Delaware – 1.1%
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,610,023
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,299,704
State of Delaware
5.00%	07/01/28	825,000	867,413	(a)
5.00%	07/01/28	175,000	183,687
			14,960,827
District of Columbia – 1.4%
District of Columbia
5.00%	06/01/38 - 04/01/42	9,250,000	10,223,202
5.50%	04/01/36	5,000,000	5,000,000	(a)
Washington Metropolitan Area Transit Authority
5.00%	07/01/34	3,375,000	3,865,624
			19,088,826
Florida – 0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,025,320	(a,d)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,248,909
			10,274,229
Georgia – 8.5%
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,063,700	(a)
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,015,456
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	19,986,740
City of Atlanta Water & Wastewater Revenue
5.00%	11/01/41	5,000,000	5,666,300
5.25%	11/01/30	5,690,000	6,449,501
6.25%	11/01/39	10,000,000	10,459,600	(a)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,031,990	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	8,751,260	(a)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	10,389,232
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	5,917,505
5.25%	01/01/19	2,490,000	2,509,049
Richmond County Hospital Authority
4.00%	01/01/36	2,855,000	2,908,246
State of Georgia
4.00%	07/01/36	10,000,000	10,596,100
4.50%	01/01/29	3,000,000	3,017,310	(a,d)
5.00%	01/01/26	2,250,000	2,267,708	(a,d)
			118,029,697
Hawaii – 1.9%
City & County of Honolulu
5.00%	04/01/33	10,000,000	10,154,700	(a)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	16,657,308
			26,812,008

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Idaho – 0.3%
Idaho Health Facilities Authority
6.75%	11/01/37	$4,000,000	$4,015,720
Illinois – 2.7%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,075,330
5.25%	01/01/42	8,000,000	8,994,960
5.63%	01/01/35	4,035,000	4,344,525	(a)
5.63%	01/01/35	965,000	1,024,791
5.75%	01/01/39	1,845,000	1,964,316
5.75%	01/01/39	9,655,000	10,421,993	(a)
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	880,061	(b,c)
5.65%	06/15/22	3,520,000	3,849,613	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	210,930	(b,c)
5.00%	10/01/21	3,805,000	4,090,603	(b)
			36,857,122
Indiana – 0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,522,750	(a)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	1,370,000	1,383,303	(a)
5.75%	01/01/38	5,630,000	5,683,935
			9,589,988
Kentucky – 2.8%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	12,732,808
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	10,783,789	(a,b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	15,444,754
			38,961,351
Louisiana – 1.1%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	3,900,000	4,212,972
Louisiana Public Facilities Authority
5.00%	05/15/47	10,000	11,671	(a)
State of Louisiana
5.00%	09/01/19	10,050,000	10,327,983	(c)
			14,552,626
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	331,981	(a)
5.25%	07/01/21	1,475,000	1,551,907
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,074,750
6.00%	07/01/34	1,250,000	1,287,425	(a)
			4,246,063
Maryland – 3.0%
City of Baltimore
5.00%	07/01/38 - 07/01/46	23,375,000	25,912,287
County of Prince George’s
5.00%	09/15/24	3,450,000	3,725,689
5.00%	09/15/25	5,340,000	5,787,492	(a)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,184,650	(a)
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	1,355,000	1,437,313
5.00%	07/01/34	1,945,000	1,987,557	(a)
			42,034,988
Massachusetts – 4.7%
Commonwealth of Massachusetts
4.00%	05/01/44	3,045,000	3,083,671
5.00%	03/01/46	10,000,000	10,976,600
5.25%	09/01/43	7,525,000	8,770,764
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	10,303,500
Massachusetts Development Finance Agency
5.50%	11/15/36	4,000,000	4,017,640	(a)

		Principal Amount	Fair Value
5.75%	07/01/39	$3,325,000	$3,419,663	(a)
5.75%	07/01/39	1,675,000	1,710,074
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	7,500,000	7,672,050	(a)
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,479,450
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,584,222
5.00%	08/01/41	3,000,000	3,234,360	(a)
6.50%	07/15/19	945,000	978,803	(c)
			64,230,797
Michigan – 1.5%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,722,145
Michigan Finance Authority
5.00%	12/01/47	4,000,000	4,280,040
State of Michigan
5.00%	03/15/27	4,415,000	5,159,634
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,018,120
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,118,430
			20,298,369
Minnesota – 0.5%
City of Minneapolis Rev., Series 2018 A
4.00%	11/15/48	1,000,000	982,770	(e)
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00%	11/15/43	1,000,000	998,390
University of Minnesota
5.00%	09/01/39	4,350,000	4,952,953
			6,934,113
Missouri – 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,728,978
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/48	2,200,000	2,184,666
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,760,311
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,350,265
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	4,821,829
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,135,971
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,192
			23,508,212
New Jersey – 7.3%
New Jersey Economic Development Authority
5.00%	06/15/41	7,250,000	7,669,123
5.25%	06/15/40	4,000,000	4,296,040
5.50%	12/15/29	3,345,000	3,427,856	(a)
5.50%	12/15/29	1,655,000	1,688,017
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	16,554,518
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,319,101	(b)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,671,675
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	25,870,000	28,989,205
5.00%	01/01/38	4,000,000	4,414,280	(a)
5.25%	01/01/40	10,000,000	10,084,800	(a)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	2,250,000	2,351,385
5.25%	06/15/36	7,350,000	7,701,771
			101,167,771
New Mexico – 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,834,403

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
New York – 9.7%
City of New York
5.00%	08/01/26 - 04/01/43	$7,500,000	$8,522,535
Hudson Yards Infrastructure Corp.
5.00%	02/15/39 - 02/15/45	11,000,000	12,278,410
Long Island Power Authority
6.00%	05/01/33	7,500,000	7,677,900	(a)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/37	7,960,000	8,793,974
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/43	32,500,000	35,292,025
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,340,150
5.13%	01/15/44	10,000,000	10,340,100
New York State Dormitory Authority
4.00%	08/01/38 - 07/01/41	6,655,000	6,802,972
5.00%	07/01/46	4,000,000	4,454,920
5.50%	05/01/37	2,500,000	2,552,850	(a)
6.00%	07/01/40	2,000,000	2,138,040	(a)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,103,980
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	9,081,900
Port Authority of New York & New Jersey
5.00%	11/15/47 - 09/01/48	6,500,000	7,343,460
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	3,830,000	3,844,592
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,404,238	(a)
6.13%	11/01/37	280,000	298,858
			133,270,904
North Carolina – 1.6%
City of Charlotte
5.00%	06/01/23	4,320,000	4,526,583
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,067,820
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,039,600	(a)
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,532,745
State of North Carolina
4.75%	05/01/30	4,130,000	4,308,416	(a)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	3,952,391
			21,427,555
Ohio – 4.6%
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,723,150	(a)
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,318,832	(a)
County of Franklin
5.00%	12/01/47	1,125,000	1,243,260
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,871,712	(a)
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	7,756,342
5.00%	11/15/38	12,000,000	13,445,520	(a)
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,017,650	(a)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,597,840
University of Cincinnati
5.00%	06/01/45	3,500,000	3,894,835
			62,869,141
Oklahoma – 0.8%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,596,340
Oklahoma Turnpike Authority
5.00%	01/01/28 - 01/01/47	5,000,000	5,384,440
			10,980,780

		Principal Amount	Fair Value
Oregon – 0.9%
Eugene Water Revenue
4.00%	08/01/45	$1,000,000	$1,024,980
Salem-Keizer School District No 24J
5.00%	06/15/37	10,000,000	11,481,800
			12,506,780
Pennsylvania – 4.7%
City of Philadelphia
5.00%	08/01/36	5,000,000	5,517,300
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	13,000,000	13,950,510
Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,564,100
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	4,984,450
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,343,688
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	10,201,300	(a)
5.25%	06/01/39	9,500,000	9,706,815	(a)
6.00%	12/01/34	12,000,000	12,976,474	(a)
			64,244,637
Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp.
5.00%	09/01/43	5,000,000	5,467,950
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,541,902
			8,009,852
South Carolina – 2.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,487,606
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	5,962,330	(b)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	12,862,500
5.50%	01/01/38	14,970,000	15,106,227	(a)
			36,418,663
Tennessee – 0.6%
City of Memphis
4.00%	06/01/46	5,000,000	5,052,450
County of Shelby
5.00%	03/01/21	3,500,000	3,643,115
			8,695,565
Texas – 7.0%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,326,730	(d)
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	14,789,321
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	3,990,023
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,392,991
5.25%	11/15/30 - 11/15/31	12,000,000	12,802,560	(a)
County of Harris
5.00%	08/15/41	3,000,000	3,337,620
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,581,300
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,211,440
North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,774,050	(a)
5.00%	01/01/39	1,000,000	1,098,590
6.00%	01/01/38	5,000,000	5,430,250	(a)
North Texas Tollway Authority (AGMC Insured)
4.00%	01/01/34	5,000,000	5,177,550	(b)
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	11,988,185
The University of Texas System
5.00%	08/15/26	10,000,000	11,721,000
			96,621,610

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Utah – 0.9%
Utah State Board of Regents
5.00%	11/01/30	$4,000,000	$4,239,920
Utah Transit Authority
5.00%	06/15/42	3,045,000	3,357,904	(a)
5.00%	06/15/42	4,455,000	4,789,125
			12,386,949
Virginia – 2.1%
County of Fairfax
4.00%	10/01/35	6,645,000	7,088,620
County of Henrico Water & Sewer Revenue
5.00%	05/01/46	2,530,000	2,832,512
University of Virginia
5.00%	04/01/47	6,000,000	6,783,660
Virginia Resources Authority
4.00%	11/01/41	5,585,000	5,764,055
5.00%	11/01/46	1,720,000	1,934,966

		Principal Amount	Fair Value
5.25%	11/01/38	$3,935,000	$3,946,136	(a)
5.25%	11/01/38	1,065,000	1,067,844
			29,417,793
Total Municipal Bonds and Notes (Cost $1,329,980,404)			1,346,859,444

Short-Term Investments – 0.8%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $11,693,784)		11,693,784	11,693,784	(f,g)
Total Investments (Cost $1,341,674,188)			1,358,553,228
Other Assets and Liabilities, net – 1.7%			22,817,861

NET ASSETS – 100.0%			$1,381,371,089

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 4% or greater as of September 30, 2018 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Coupon amount represents effective yield.
(g)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation
TBA	To Be Announced

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,346,859,444	$—	$1,346,859,444
	Short-Term Investments	11,693,784	—	—	11,693,784

	Total Investments in Securities	$11,693,784	$1,346,859,444	$—	$1,358,553,228

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,243,370	$6,243,370	$161,838,538	$156,388,124	—	—	11,693,784	$11,693,784	$107,328

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2018.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,341,707,208	$31,217,571	$(14,371,551)	$16,846,020

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund
By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: November 26, 2018